LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of supplemental balance sheet information related to leases

		As of December 31,	As of December 31,
	Classification	2023	2024
Assets
Operating lease – ROU assets	Right-of-use assets	$811	$521

Liabilities
Operating lease liabilities	Current portion	$308	$276
Operating lease liabilities	Non-current portion	578	261
Total lease liabilities		$886	$537

Schedule of minimum lease payments in future periods

As of December 31,
2024
For the year ending December 31,
2025	$291
2026	187
2027	80

Total minimum lease payments	$558
Less: imputed interest	(21)

Total:	$537